Notes to the consolidated statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2020
Notes to the consolidated statement of cash flows
Schedule of changes in liabilities arising from financing activities

				Period from		Period from
				19 December to		1 January to		Year ended 31
		Year ended 31 December 2020		31 December 2019		18 December 2019		December 2018
	Successor (NFH)					Predecessor (HHH)
	Amounts
	due to	Interest-bearing		Interest-bearing		Interest-bearing		Interest-bearing
	related	loans and	Lease	loans and	Lease	loans and	Lease	loans and
	parties	borrowings	liabilities	borrowings	liabilities	borrowings	liabilities	borrowings
At the end of the last period	—	2,461,258	1,751,703	2,071,103	—	407,592	—	279,533
Effect of adoption of IFRS 16	—	—	—	—	—	—	1,815,187	—
At the beginning of the period	—	2,461,258	1,751,703	2,071,103	—	407,592	1,815,187	279,533
Changes from financing cash flows	(28,900)	(414,712)	(217,179)	—	(9,702)	(22,097)	(167,864)	103,635
Foreign exchange movement	—	14,130	—	(4,178)	—	8,838	—	24,424
Interest expense	—	—	102,382	—	3,716	—	102,523	—
New leases	—	—	70,473	—	—	—	23,531	—
Accrued but unpaid rent	—	—	20,818	—	(20,647)	—	(303)	—
Business Combination (Note 23)	29,105	—	—	394,333	1,778,336	—	—	—
Covid-19-related rent concessions	—	—	(6,846)	—	—	—	—	—
Reassessment and revision of lease terms	—	—	(36,600)	—	—	—	5,262	—
At the end of the period	205	2,060,676	1,684,751	2,461,258	1,751,703	394,333	1,778,336	407,592

Schedule of total cash outflow for leases

		Period from	Period from
	Year ended 31	19 December to	1 January to
	December 2020	31 December 2019	18 December 2019
	Successor (NFH)		Predecessor (HHH)

Within financing activities	217,179	9,702	167,864